INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	R$ 3,896,518	R$ 3,340,775	R$ 2,271,629
Equity in earnings	827,606	1,151,827	563,158
Cumulative Translation Adjustment	176,214	(205,592)	225,507
Capital increase	524,185	35,001	27,500
Capital decrease			(141,095)
Conversion of intercompany loan into equity interest	141,070
Negative goodwill in acquisition of equity interest	11,195
Presentation as Assets held for sale	(1,210,041)
Shares repurchase	(47,006)
Results in operations with subsidiary and joint ventures (note 3.4)			511,514
Dividends/Interest on equity	(461,292)	(425,493)	(117,438)
Balance at end of year	3,858,449	3,896,518	3,340,775
Ubirata Tecnologia S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Capital increase	9,375
Addiante S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Capital increase	90,000
Brasil ao Cubo S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Capital increase	36,653
Newave Energia S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Capital increase	388,157
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	2,428,237	1,871,275	908,339
Equity in earnings	591,354	884,437	279,948
Cumulative Translation Adjustment	142,830	(76,795)	173,934
Results in operations with subsidiary and joint ventures (note 3.4)			511,514
Dividends/Interest on equity	(396,015)	(250,680)	(2,460)
Balance at end of year	2,766,406	2,428,237	1,871,275
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	1,060,770	1,071,333	976,045
Equity in earnings	230,176	277,108	268,291
Cumulative Translation Adjustment	17,060	(127,099)	52,278
Capital decrease			(141,095)
Presentation as Assets held for sale	(1,210,041)
Shares repurchase	(47,006)
Dividends/Interest on equity	(50,959)	(160,572)	(84,186)
Balance at end of year		1,060,770	1,071,333
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	256,813	251,668	231,152
Equity in earnings	10,582	9,243	28,831
Cumulative Translation Adjustment	1,127	(414)	710
Dividends/Interest on equity		(3,684)	(9,025)
Balance at end of year	268,522	256,813	251,668
Other investments
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	150,698	146,499	156,093
Equity in earnings	(4,506)	(18,961)	(13,912)
Cumulative Translation Adjustment	15,197	(1,284)	(1,415)
Capital increase	524,185	35,001	27,500
Conversion of intercompany loan into equity interest	141,070
Negative goodwill in acquisition of equity interest	11,195
Dividends/Interest on equity	(14,318)	(10,557)	(21,767)
Balance at end of year	R$ 823,521	R$ 150,698	R$ 146,499